Non-current asset held for sale and discontinued operations (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Assets Of Disposal Group Including Discontinued Operations	€ 13,489
Lease Liabilities, Disposal Group Including Discontinued Operations	112
Non-Current Provisions And Other Non-Current Liabilities, Disposal Group Including Discontinued Operations	204
Accounts Payable, Disposal Group Including Discontinued Operations	797
Current Provisions And Other Current Liabilities, Disposal Group Including Discontinued Operations	570
Other Liabilities, Disposal Group Including Discontinued Operations	448
Liabilities Of Disposal Group Including Discontinued Operations	2,131
Property, Plant And Equipmenet, Disposal Group Including Discontinued Operations	760
Right Of Use Assets, Disposal Group Including Discontinued Operations	116
Goodwill, Disposal Group Including Discontinued Operations	7,255
Other Intangible Assets, Disposal Group Including Discontinued Operations	2,928
Inventories, Disposal Group Including Discontinued Operations	600
Accounts Receivables, Disposal Group Including Discontinued Operations	989
Other Assets, Disposal Group Including Discontinued Operations	841
Net income excluding the exchanged/held-for-exchange Animal Health business	€ 64	€ 338	[1]	€ 401	[1]
Basic earnings (loss) per share from discontinued operations	€ 0.04	€ 0.25	[1]	€ 0.31	[1]
Revenue From Disposal Group Including Discontinued Operations	€ 5,031	€ 4,884		€ 4,781
Income Tax Expense (Benefit), Disposal Group Including Discontinued Operations	(240)	(585)		(97)
Operating Revenue, Disposal Group Including Discontinued Operations	305	915		494
Income Before Tax And Investments Accounted For Using The Equity Method, Disposal Group Including Discontinued Operations	288	902		485
Irrevocable purchase commitments given	705
Irrevocable Purchase Commitments Received	(1)
Research and development license agreements - contingent milestone payments in connection with development programs in progress	676
Total - net contributions given	1,380
Irrevocable Purchase Commitments, Discontinued Operations	704
Tax expense (income)	1,204	1,017	[1],[2]	1,909	[1],[2]
Deferred tax liability (asset)	(5,801)	€ (4,570)		€ (3,540)
Opella Business
Disclosure of analysis of single amount of discontinued operations [line items]
Tax expense (income)	122
Deferred tax liability (asset)	365
Changes in Profit Loss from Discontinued Operations	274
Less than 1 year
Disclosure of analysis of single amount of discontinued operations [line items]
Irrevocable purchase commitments given	160
Irrevocable Purchase Commitments Received	(1)
Research and development license agreements - contingent milestone payments in connection with development programs in progress	6
Total - net contributions given	165
Irrevocable Purchase Commitments, Discontinued Operations	159
From 1 to 3 years
Disclosure of analysis of single amount of discontinued operations [line items]
Irrevocable purchase commitments given	225
Irrevocable Purchase Commitments Received
Research and development license agreements - contingent milestone payments in connection with development programs in progress	560
Total - net contributions given	785
Irrevocable Purchase Commitments, Discontinued Operations	225
From 3 to 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Irrevocable purchase commitments given	204
Irrevocable Purchase Commitments Received
Research and development license agreements - contingent milestone payments in connection with development programs in progress	77
Total - net contributions given	281
Irrevocable Purchase Commitments, Discontinued Operations	204
More than 5 years
Disclosure of analysis of single amount of discontinued operations [line items]
Irrevocable purchase commitments given	116
Irrevocable Purchase Commitments Received
Research and development license agreements - contingent milestone payments in connection with development programs in progress	33
Total - net contributions given	149
Irrevocable Purchase Commitments, Discontinued Operations	€ 116

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	(a) Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.